UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [  ];     Amendment Number: ___
This Amendment (Check only one):     [   ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Sloane Robinson LLP
Address: 20 St Dunstan's Hill, London, EC3R 8ND

Form 13F File Number: 28-12596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Hugh Sloane

Title:     Member

Phone:     +44 207 929 2771


Signature, Place, and Date of Signing:


/s/ Hugh Sloane              London, England            2nd May 2012
-----------------            ---------------            ------------
Signature                    City, State                Date

Report Type     (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None


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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                nil

Form 13F Information Table Entry Total:           25

Form 13F Information Table Value Total:           $432,448
                                                  (thousands)

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

                                                            Value  Total number  SH/  Put/  Investment   Other    Voting Authority
Name of issuer                Title of Class      CUSIP    x$1000 of shares held PRN  Call  Discretion  Managers Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AIRMEDIA GROUP INC            SPONSORED ADR     009411109     503       163,200   SH            SOLE           163,200
APPLE INC                     COM               037833100     839         1,400   SH            SOLE             1,400
BAIDU INC                     SPON ADR REP A    056752108     437         3,000   SH            SOLE             3,000
BANCOLOMBIA S A               SPON ADR PREF     05968L102     129         2,000   SH            SOLE             2,000
BARCLAYS BANK PLC             ETN DJUBS AGRI37  06739H206     435         7,900   SH            SOLE             7,900
CHINA UNICOM (HONG KONG) LTD  SPONSORED ADR     16945R104     620        36,900   SH            SOLE            36,900
CNOOC LTD                     SPONSORED ADR     126132109  35,219       172,400   SH            SOLE           172,400
COMPANHIA DE BEBIDAS DAS AME  SPON ADR PFD      20441W203  14,086       340,900   SH            SOLE           340,900
CTRIP COM INTL LTD            AMERICAN DEP SHS  22943F100     697        32,200   SH            SOLE            32,200
FOCUS MEDIA HLDG LTD          SPONSORED ADR     34415V109   1,035        41,200   SH            SOLE            41,200
FOMENTO ECONOMICO
MEXICANO S                    SPON ADR UNITS    344419106  48,834       593,600   SH            SOLE           593,600
HALLIBURTON CO                COM               406216101  21,553       649,400   SH            SOLE           649,400
ISHARES TR BARCLYS TIPS BD    ETF               464287176     212         1,800   SH            SOLE             1,800
ISHARES TR MSCI EMERG MKT     ETF               464287234   1,731        40,320   SH            SOLE            40,320
MARKET VECTORS ETF TR
AGRIBUS                       ETF               57060U605     433         8,200   SH            SOLE             8,200
NATIONAL OILWELL VARCO INC    COM               637071101  89,198     1,122,400   SH            SOLE         1,122,400
NEW ORIENTAL ED & TECH GRP I  SPON ADR          647581107  14,491       527,700   SH            SOLE           527,700
NEWS CORP                     CL A              65248E104  15,055       763,800   SH            SOLE           763,800
QIHOO 360 TECHNOLOGY CO LTD   ADS               74734M109  46,437     1,899,300   SH            SOLE         1,899,300
SINA CORP                     ORD               G81477104  41,076       631,900   SH            SOLE           631,900
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR     874039100   2,080       136,100   SH            SOLE           136,100
TELEFONICA BRASIL SAX         SPON ADR          87936R106  64,160     2,094,700   SH            SOLE         2,094,700
VIRGIN MEDIA INC              COM               92769L101  17,375       695,600   SH            SOLE           695,600
YUM BRANDS INC                COM               988498101  15,560       218,600   SH            SOLE           218,600
MARKET VECTORS ETF TR
VIETNAM                       ETF               57060U761     253        13,200   SH            SOLE            13,200

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